Consolidation of Subsidiary - Assets Acquired and Liabilities Assumed and Other Detailed Information on Acquisition of Subsidiaries (Detail) - TWD ($) $ in Millions		12 Months Ended
	Nov. 20, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Financial liabilities at fair value through profit or loss			$ 26.7	$ 191.1
Noncurrent liabilities
Net cash outflow (inflow) on acquisition of subsidiaries		$ 51.6
VisEra Holding Company [member]
Current assets
Cash and cash equivalents	$ 3,858.5
Accounts receivable	512.0
Inventories	59.1
Other financial assets	706.5
Other current assets	26.4
Noncurrent assets
Investments accounted for using equity method	721.6
Property, plant and equipment	2,651.2
Intangible assets	12.1
Deferred income tax assets	30.0
Refundable deposits	15.6
Total assets	8,593.0
Current liabilities
Financial liabilities at fair value through profit or loss	1.0
Accounts payable	87.5
Salary and bonus payable	183.1
Accrued profit sharing bonus to employees and compensation to directors and supervisors	45.8
Payables to contractors and equipment suppliers	132.3
Income tax payable	47.9
Provisions	126.0
Accrued expenses and other current liabilities	102.8
Noncurrent liabilities
Guarantee deposits	1.3
Total liability	727.7
Less: Fair value of identifiable net assets acquired	7,865.3
Consideration paid in cash	3,536.1		3,536.1
Less: Cash and cash equivalent balances acquired	(3,858.5)
Fair value of investments previously owned	3,458.2
Net cash outflow (inflow) on acquisition of subsidiaries	(322.4)
Non-controlling interests	923.7
Net revenue		254.3
Goodwill arising on acquisition	52.7
Net income		$ 13.9
OVT Taiwan [member]
Current assets
Cash and cash equivalents	20.7
Other financial assets	373.8
Other current assets	0.2
Noncurrent assets
Total assets	394.7
Noncurrent liabilities
Less: Fair value of identifiable net assets acquired	394.7
Consideration paid in cash	394.7		$ 394.7
Less: Cash and cash equivalent balances acquired	(20.7)
Net cash outflow (inflow) on acquisition of subsidiaries	$ 374.0